VARIABLE INTEREST ENTITIES (Schedule of VIE Amounts in Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Current assets	$ 4,033.0	$ 701.9
Property, plant and equipment	10,929.6	6,689.8
Long-term investments and other assets	283.1	312.6
Current liabilities	(4,102.0)	(815.2)
Asset retirement obligations	(500.6)	(88.3)
Deferred tax credits	(957.9)	(441.4)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets	1,383.5	1.4
Property, plant and equipment	619.2	84.3
Long-term investments and other assets	48.0	48.0
Current liabilities	(161.8)
Asset retirement obligations	(0.9)
Deferred tax credits	(3.0)
Net assets	$ 1,885.0	$ 133.7